Intangible Assets and Goodwill - Summary of Goodwill (Details) - Tradeweb Markets LLC - USD ($) $ in Thousands	Dec. 31, 2018	Oct. 01, 2018	Dec. 31, 2017
Refinitiv
Goodwill
Goodwill		$ 2,694,797
Successor
Goodwill
Goodwill	$ 2,694,797
Successor | Refinitiv
Goodwill
Goodwill	$ 2,694,797
Predecessor
Goodwill
Goodwill			$ 563,421
Predecessor | TR
Goodwill
Goodwill			334,185
Predecessor | Merger
Goodwill
Goodwill			66,484
Predecessor | RaffCap
Goodwill
Goodwill			49,200
Predecessor | BondDesk
Goodwill
Goodwill			103,158
Predecessor | Other
Goodwill
Goodwill			$ 10,394